Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Effect of Reinsurance on Benefits
The effect of reinsurance on benefits for the respective years ended December 31 is shown below:

	2017	2016	2015
Direct benefits
Life	$425,845	263,594	175,293
Annuities	6,601,650	2,015,225	2,333,922
Accident and health	566,988	630,148	590,984
Total direct benefits	7,594,483	2,908,967	3,100,199
Less: Ceded to other companies
Life	73,471	67,801	65,118
Annuities	33,230	33,024	39,481
Accident and health	376,797	427,153	395,226
Total ceded to other companies	483,498	527,978	499,825
Plus: Assumed from other companies
Life	127	650	1,057
Annuities	1,701	1,520	1,663
Accident and health	16,426	19	—
Total assumed from other companies	18,254	2,189	2,720
Total benefits	$7,129,239	2,383,178	2,603,094

Reinsurance and Investment Contract Recoverables
Components of the Company's reinsurance and investment contract recoverables as of December 31 are shown below:

	2017	2016
Life	$986,636	1,031,953
Annuities	1,275,293	890,709
Accident and health	3,033,557	2,765,256
Total reinsurance and investment contract recoverables	$5,295,486	4,687,918